Commitments (Tables)	6 Months Ended
Jun. 30, 2026
Commitments [Abstract]
Schedule of the Total Future Minimum Lease Payments

The total future minimum lease payments including the agreed property management fee under the non-cancellable operating lease with respect to the contractual obligations as of June 30, 2026 are payable as follows:

June 30, 2026
Within 1 year	$24
2 – 5 years	71
Total	$95